Registration No. 333-204627

File No. 811-23061

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre -Effective Amendment No.	☐
Post -Effective Amendment No. 6	☒
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 12	☒

Oppenheimer SteelPath Panoramic Fund

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices) (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Cynthia Lo Bessette, Esq.

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 14th day of March 2018.

Oppenheimer SteelPath Panoramic Fund

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Robert J. Malone* Robert J. Malone	Chairman of the Board of Trustees	March 14, 2018

Arthur P. Steinmetz* Arthur P. Steinmetz	Trustee, President and Principal Executive Officer	March 14, 2018

Brian S. Petersen* Brian S. Petersen	Treasurer, Principal Financial & Accounting Officer	March 14, 2018

Andrew J. Donohue* Andrew J. Donohue	Trustee	March 14, 2018

Richard F. Grabish* Richard F. Grabish	Trustee	March 14, 2018

Beverly L. Hamilton* Beverly L. Hamilton	Trustee	March 14, 2018

Victoria J. Herget* Victoria J. Herget	Trustee	March 14, 2018

F. William Marshall, Jr.* F. William Marshall, Jr.	Trustee	March 14, 2018

Karen L. Stuckey* Karen L. Stuckey	Trustee	March 14, 2018

James D. Vaughn* James D. Vaughn	Trustee	March 14, 2018

*By:	/s/ Taylor V. Edwards
Taylor V. Edwards, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document

Ex-	XBRL Taxonomy Extension Schema Document

Ex-	XBRL Taxonomy Extension Calculation Linkbase Document

Ex-	XBRL Taxonomy Extension Definition Linkbase

Ex-	XBRL Taxonomy Extension Labels Linkbase

Ex-	XBRL Taxonomy Extension Presentation Linkbase Document